NOTE RECEIVABLE (Details)			6 Months Ended
	Jan. 30, 2025	Nov. 02, 2024 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Dec. 13, 2024 USD ($)	Nov. 02, 2024 CNY (¥)	Oct. 31, 2024 USD ($)
NOTE RECEIVABLE
Outstanding interest balance			$ 238,047				$ 156,000
Note receivable - non-current portion			11,474,500
Notes Receivable
NOTE RECEIVABLE
Principal amount					$ 12,300,000
Interest rate (in percent)					6.00%
Interest income			348,345	$ 78,000
Note receivable - non-current portion			11,474,500
Notes Receivable | Principal amount of $7.8 million
NOTE RECEIVABLE
Note receivable - current portion			$ 7,800,000				7,800,000
Principal amount							$ 7,800,000
Interest rate (in percent)			2.00%
Notes Receivable | Principal amount of RMB 4,000,000
NOTE RECEIVABLE
Note receivable - current portion			$ 412,575
Principal amount		$ 550,000				¥ 4,000,000
Interest rate (in percent)			2.00%
Notes receivable, Issue period	360 days	90 days